SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Accounts receivable	$(45,837)	$(144,413)	$84,685
Other assets	(2,442)	(7,583)	(3,333)
Accounts payable – operating	8,773	57,353	2,317
Non-cash operating activities	$(39,506)	$(94,643)	$83,669

Schedule of supplementary cash flow information

b)	Changes in Non-Cash Financing Working Capital

($ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Dividends payable	$—	$(1,749)	$65
Non-cash financing activities	$—	$(1,749)	$65

c)	Changes in Non-Cash Investing Working Capital

($ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Accounts payable – investing(1)	$3,420	$32,793	$(28,390)
(1)	Relates to changes in accounts payable for capital and office expenditures and included in Capital and office expenditures on the Consolidated Statements of Cash Flows.

($ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Settlement on divestment'(1)	$(13,053)	$—	$—
(1)	Relates to funding abandonment and reclamation obligation requirements on previously disposed assets. Refer to Note 9.

($ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Loan receivable	$(31,172)	$—	$—
Marketable securities	(20,654)	—	—
Accounts receivable	(3,128)	—	—
Non-cash working capital – Canadian divestments(1)	$(54,954)	$—	$—
(1)	Refer to Note 3.

d)	Cash Income taxes and Interest payments

($ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Income taxes paid/(received)	$26,061	$5,500	$(42,716)
Interest paid	$24,399	$25,808	$21,276